Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2019
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Aptus Drawdown Managed Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aptus Drawdown Managed Equity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Aptus Behavioral Momentum ETF (BEMO)
(the “Fund”)

October 18, 2019

Supplement to the
Summary Prospectus dated August 31, 2019
THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, NAME, TICKER SYMBOL, AND INVESTMENT POLICIES AS DESCRIBED BELOW.
Changes to the Fund’s Name, Ticker Symbol, and Investment Objective
Effective November 8, 2019, the Fund’s name, ticker symbol, and investment objective will change as follows:

	Current	New (effective November 8, 2019)
Fund Name	Aptus Behavioral Momentum ETF	Aptus Drawdown Managed Equity ETF
Ticker Symbol	BEMO	ADME
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index.	The Fund seeks capital appreciation with downside protection.
As a result of the change to the Fund’s investment objective, the Fund will no longer track an underlying index. Consequently, effective with such changes, all references to the Aptus Behavioral Momentum Index are deleted and should be disregarded and each reference to an “Index Fund” or the “Index Funds” no longer refers to the Fund.
Changes to the Fund’s Principal Investment Strategy
In conjunction with the change to the Fund’s investment objective, effective November 8, 2019, the summary section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of typically 40 to 50 U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.
The equity component of the Fund’s portfolio is drawn from the universe of the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the equity securities for the Fund based on an analysis of each company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth. The Adviser’s proprietary analysis is built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, and valuation, along with momentum, to determine the final security selection. Each company in the Fund’s investment universe is analyzed and scored to determine an overall ranking of potential holdings. Holdings will have either an attractive combination of yield plus growth relative to the overall market and/or strong momentum relative to the overall market. Typically, the Fund will equal weight the equity holdings in its portfolio, although such weights may change due to changes in the value of each security in the portfolio over short or long periods of time.
The Adviser seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on one or more broad-based indexes or ETFs (each, a “reference asset”) that track the performance of the U.S equity market (“Broad Market Puts”). A put option gives the purchaser the right to sell shares of the reference asset at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value, the value of the put option will generally increase, and in the event the reference asset appreciates in value, the put option may end up worthless and the premium may be lost. The Adviser may purchase Broad Market Puts that are at-the-money, near-the-money, or out-of-the-money (also known as a “tail hedge”), and the Adviser will actively manage the Fund’s Broad Market Puts as markets move to roll forward expiration dates or to increase or decrease market exposure. The Adviser generally expects to invest less than 2% of the Fund’s net assets in Broad Market Puts at the time of investment.
In addition to purchasing Broad Market Puts, the Adviser may write (sell) an equal or lesser number of Broad Market Puts with the same reference asset and expiration date as the Broad Market Puts purchased by the Fund, but with a lower strike price. A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until the expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium. The put options written by the Fund are “covered” because the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
In addition to or in lieu of such Broad Market Puts, the Adviser may purchase call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. A call option gives the purchaser the right to purchase shares of the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may end up worthless and the premium may be lost. The Adviser generally expects to invest less than 0.50% of the Fund’s net assets in VIX Index call options at the time of investment.
Changes to the Fund’s Principal Investment Risks
Also effective November 8, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–5 of the Prospectus:

•
The following risks are deleted: Behavioral Momentum Risk, Government Obligations Risk, Hedging Risk, High Portfolio Turnover Risk, Interest Rate Risk, Other Investment Companies Risk, Passive Investment Risk, and Tracking Error Risk.

•	The following paragraphs are added:

◦	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

◦
Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

◦
REIT Investment Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

◦
Tail Hedge Risk. The Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. However, there is a risk that the Fund will experience a loss as a result of engaging in such options transactions. Moreover, there can be no assurance that the tail hedge will be successful in protecting against all or any declines in the value of the Fund’s portfolio because the amount of protection provided by the put options purchased by the Fund and the price of such protection will be dictated by prevailing market sentiment at the time the tail hedge is triggered. Additionally, the tail hedge will not protect against declines in the value of the Fund’s portfolio where such declines are based on factors other than general stock market fluctuations.

•	The “Sector Risk” paragraph is supplemented to include the following:

◦
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Objective [Heading]	rr_ObjectiveHeading	Changes to the Fund’s Name, Ticker Symbol, and Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with downside protection.
Strategy [Heading]	rr_StrategyHeading	Changes to the Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of typically 40 to 50 U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.
The equity component of the Fund’s portfolio is drawn from the universe of the 1,000 largest U.S.-listed common stocks and real estate investment trusts (“REITs”). Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the equity securities for the Fund based on an analysis of each company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth. The Adviser’s proprietary analysis is built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, and valuation, along with momentum, to determine the final security selection. Each company in the Fund’s investment universe is analyzed and scored to determine an overall ranking of potential holdings. Holdings will have either an attractive combination of yield plus growth relative to the overall market and/or strong momentum relative to the overall market. Typically, the Fund will equal weight the equity holdings in its portfolio, although such weights may change due to changes in the value of each security in the portfolio over short or long periods of time.
The Adviser seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on one or more broad-based indexes or ETFs (each, a “reference asset”) that track the performance of the U.S equity market (“Broad Market Puts”). A put option gives the purchaser the right to sell shares of the reference asset at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value, the value of the put option will generally increase, and in the event the reference asset appreciates in value, the put option may end up worthless and the premium may be lost. The Adviser may purchase Broad Market Puts that are at-the-money, near-the-money, or out-of-the-money (also known as a “tail hedge”), and the Adviser will actively manage the Fund’s Broad Market Puts as markets move to roll forward expiration dates or to increase or decrease market exposure. The Adviser generally expects to invest less than 2% of the Fund’s net assets in Broad Market Puts at the time of investment.
In addition to purchasing Broad Market Puts, the Adviser may write (sell) an equal or lesser number of Broad Market Puts with the same reference asset and expiration date as the Broad Market Puts purchased by the Fund, but with a lower strike price. A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until the expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium. The put options written by the Fund are “covered” because the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
In addition to or in lieu of such Broad Market Puts, the Adviser may purchase call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. A call option gives the purchaser the right to purchase shares of the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may end up worthless and the premium may be lost. The Adviser generally expects to invest less than 0.50% of the Fund’s net assets in VIX Index call options at the time of investment.

Risk [Heading]	rr_RiskHeading	Changes to the Fund’s Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
The following risks are deleted: Behavioral Momentum Risk, Government Obligations Risk, Hedging Risk, High Portfolio Turnover Risk, Interest Rate Risk, Other Investment Companies Risk, Passive Investment Risk, and Tracking Error Risk.

•	The following paragraphs are added:

◦	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

◦
Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.

◦
REIT Investment Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

◦
Tail Hedge Risk. The Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. However, there is a risk that the Fund will experience a loss as a result of engaging in such options transactions. Moreover, there can be no assurance that the tail hedge will be successful in protecting against all or any declines in the value of the Fund’s portfolio because the amount of protection provided by the put options purchased by the Fund and the price of such protection will be dictated by prevailing market sentiment at the time the tail hedge is triggered. Additionally, the tail hedge will not protect against declines in the value of the Fund’s portfolio where such declines are based on factors other than general stock market fluctuations.

•	The “Sector Risk” paragraph is supplemented to include the following:

◦
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.
Aptus Drawdown Managed Equity ETF | Aptus Drawdown Managed Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADME